UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       DAFNA Capital Management, LLC
           -------------------------------------------------
Address:   10990 Wilshire Boulevard, Suite 1400
           -------------------------------------------------
           Los Angeles, CA 90024
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number:  28 -  12327
                             --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mandana Hedayat, CFA
             -----------------------------------------------
Title:       CCO
             -----------------------------------------------
Phone:       (310) 724-5800
             -----------------------------------------------

Signature, Place, and Date of Signing:


      Mandana Hedayat            Los Angeles, CA              08/08/2007
-------------------------  ----------------------------   --------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]
Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


                     Persons  who  respond  to  the  collection  of  information
SEC 1685 (3-01)      contained in this form are not  required to respond  unless the form displays a currently valid OMB control number.

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      1
                                        ---------------------

Form 13F Information Table Entry Total: 30
                                        ---------------------

Form 13F Information Table Value Total: 84,888
                                        ---------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.        Form 13F File Number          Name

       1          28 - 12328                    Nathan Fischel
       --------        ---------------------    --------------------------------
       [Repeat as necessary.]


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


--------------------------------- -------- ---------- -------- --------------------- ------------------- ---------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- ---------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- ---------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR  SH/  PUT/ INVESTMENT  OTHER     SOLE     SHARED    NONE
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT  PRN  CALL DISCRETION MANAGERS
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- -------- --------

ADVANCED MAGNETICS INC            COM      00753P103     8,038    138,200  SH        Sole                  138,200

ALLOS THERAPEUTICS INC            COM      019777101     3,571    807,859  SH        Sole                  807,859

ALTUS PHARMACEUTICALS INC         COM      02216N105     2,916    252,700  SH        Sole                  252,700

ARQULE INC                        COM      04269E107     3,294    467,189  SH        Sole                  467,189

ARRAY BIOPHARMA INC               COM      04269X105     4,038    346,000  SH        Sole                  346,000

AVALON PHARMA INC                 COM      05346P106       427    100,000  SH        Sole                  100,000

BIODEL INC                        COM      09064M105     3,871    195,483  SH        Sole                  195,483

CARDIOME PHARMA CORP              COM      14159U202     6,300    684,077  SH        Sole                  684,077

CYTOKINETICS INC                  COM      23282W100     2,901    513,388  SH        Sole                  513,388

GILEAD SCIENCES INC               COM      375558103     3,342      86,140 SH        Sole                   86,140

IDM PHARMA INC                    COM      449394105     1,587    556,878  SH        Sole                  556,878

INDEVUS PHARMACEUTICALS INC       COM      454072109     2,886    428,800  SH        Sole                  428,800

INTROGEN THERAPEUTICS INC         COM      46119F107       642    178,422  SH        Sole                  178,422

ISIS PHARMACEUTICALS INC          COM      464330109    13,173  1,360,827  SH        Sole                1,360,827

LABOPHARM INC                     COM      504905100       618    215,340  SH        Sole                  215,340

MANNKIND CORP                     COM      56400P201     2,086    169,155  SH        Sole                  169,155

MEDAREX INC                       COM      583916101     2,596    181,700  SH        Sole                  181,700

MEDIVATION INC                    COM      58501N101       286     14,000  SH        Sole                   14,000

MONOGRAM BIOSCIENCES INC          COM      60975U108     2,459  1,454,911  SH        Sole                1,454,911

NEURO HITECH INC                  COM      641244108       307     48,780  SH        Sole                   48,780

NEUROGEN CORP                     COM      64124E106     1,555    234,146  SH        Sole                  234,146

OSIRIS THERAPEUTICS INC           COM      68827R108       185     13,700  SH        Sole                   13,700

PONIARD PHARMACEUTICALS INC       COM      732449301       340     50,000  SH        Sole                   50,000

POZEN INC                         COM      73941U102     1,846    102,164  SH        Sole                  102,164

SAVIENT PHARMACEUTICALS           COM      80517Q100     2,838    228,508  SH        Sole                  228,508

SEATTLE GENETICS INC              COM      812578102     2,207    224,947  SH        Sole                  224,947

SOMAXON PHARMACEUTICALS INC       COM      834453102     4,620    379,909  SH        Sole                  379,909

SONUS PHARMACEUTICALS INC         COM      835692104     1,821    344,800  SH        Sole                  344,800

TANOX INC                         COM      87588Q109     2,731    140,700  SH        Sole                  140,700

TORREYPINES THERAPEUTICS INC      COM      89235K105     1,407    202,500  SH        Sole                  202,500


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